Development costs receivable	12 Months Ended
Oct. 31, 2019
Development Costs Receivable [Abstract]
Development costs receivable [Text Block]

7. Development costs receivable

The Company incurs development costs, and recovers from its development partners, a portion of the costs it has incurred in accordance with meeting milestones as stipulated in development contracts. The remaining balances outstanding from its development partners are recorded as development costs receivable on the statement of financial position.